Consolidated Statement of Cash Flows of Immatics N.V. - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net profit/(loss)	€ 37,514	€ (93,335)	€ (211,841)
Taxes on income	4,522	0	0
Profit/(loss) before tax	42,036	(93,335)	(211,841)
Adjustments for:
Interest income	(2,476)	(133)	(850)
Depreciation and amortization	6,967	5,260	4,424
Interest expenses	1,038	566	289
Share listing expense			152,787
Equity settled share-based payment	22,570	26,403	22,908
MD Anderson compensation expense			45
(Decrease) Increase in other liabilities resulting from share appreciation rights			(2,036)
Payment related to share-based compensation awards previously classified as equity-settled			(4,322)
Net foreign exchange differences and expected credit losses	2,953	(2,408)	437
Change in fair value of liabilities for warrants	(10,945)	10,990	(17,775)
Changes in:
(Increase)/decrease in accounts receivables	(429)	569	(294)
(Increase) in other assets	(7,872)	(483)	(1,600)
Increase/(decrease) in deferred revenue, accounts payables and other liabilities	45,559	(31,784)	(23,387)
Interest received	1,649	175	808
Interest paid	(695)	(566)	(289)
Income tax paid	(224)
Net cash provided by/(used in) operating activities	100,131	(84,746)	(80,696)
Cash flows from investing activities
Payments for property, plant and equipment	(5,738)	(5,106)	(7,420)
Payments for investments classified in Other financial assets	(216,323)	(11,298)	(58,087)
Proceeds from maturity of investments classified in Other financial assets	12,695	24,448	49,662
Payments for intangible assets	(477)	(551)	(104)
Proceeds from disposal of property, plant and equipment	52
Net cash (used in)/provided by investing activities	(209,791)	7,493	(15,949)
Cash flows from financing activities
Proceeds from issuance of shares to equity holders	134,484	94	217,918
Transaction costs deducted from equity	(7,931)		(7,939)
Repayment of lease liabilities	(2,843)	(2,707)	(2,096)
Net cash provided by/(used in) financing activities	123,710	(2,613)	207,883
Net increase/(decrease) in cash and cash equivalents	14,050	(79,866)	111,238
Cash and cash equivalents at beginning of the year	132,994	207,530	103,353
Effects of exchange rate changes and expected credit losses on cash and cash equivalents	1,475	5,330	(7,061)
Cash and cash equivalents at end of the year	€ 148,519	€ 132,994	€ 207,530